Business Combinations FY2013 Assets Acquired (Tables)	12 Months Ended
Jun. 30, 2013
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the fair values of assets acquired and liabilities assumed for fiscal 2013:

2013
Accounts receivable	$7,514
Inventories	23,723
Other current assets	217
Property	1,090
Intangibles	19,814
Goodwill	24,324
Total assets acquired	76,682
Accounts payable	1,867
Other current liabilities	6,192
Net assets acquired	68,623

Purchase price	$68,623
The purchase price includes $1,015 which has been deferred, and will be paid as acquisition holdback payments in future periods. Additional 2013 pro-forma information has not been included since it is not material.